Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000026831 | FICCRP TRI PARTY REPO AFR_934QYA005_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026831 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026831 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026831 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026831 | BANK OF AMERICA NA TRIPARTY D REPOFR_929AAV007_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026831 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_930PNG000_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026831 | RBC CAPITAL MARKETS TRIPARTY DFR_15499Q009_3.800000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026831 | WELLS FARGO BANK NA TRI PARTY AgreementFR_930REQ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026831 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026831 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026831 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000026831 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026831 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026831 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171428 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_930PNG000_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171428 | Abu Dhabi Islamic Bank PJSCFR_ATD202UX9_3.620000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171428 | Mizuho Bank Ltd.FR_60710T2X8_4.300000_2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171428 | Nordea Bank AbpFR_65558WMC9_3.980000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171428 | Credit Agricole Corporate & Investment Bank SAFR_22536JYT6_4.270000_2026-02-02
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171428 | Lloyds Bank PLCFR_53944TBL7_4.040000_2026-04-13
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171428 | Macquarie Bank Ltd.FR_55607LB94_0.010000_2026-02-09
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171428 | DNB Bank ASAFR_2332K1G79_0.000000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171428 | Credit Industriel et CommercialFR_22536WLG9_4.170000_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171428 | Bank of New York MellonFR_06428DAG7_4.030000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171428 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171428 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171428 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000171428 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000171428 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171428 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171428 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206723 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_ARP1DV8K7_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206723 | KBC BANK NVFR_ATD202RA3_3.630000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206723 | Mizuho Bank Ltd.FR_ATD202UD3_3.640000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206723 | Abu Dhabi Islamic Bank PJSCFR_ATD202UT8_3.620000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206723 | Canadian Imperial Bank of CommerceFR_ATD202UK7_3.640000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206723 | Royal Bank of CanadaFR_ATD202V83_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206723 | ABN AMRO Bank NVFR_ATD202R62_3.640000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206723 | National Bank of CanadaFR_ATD201717_3.670000_2026-01-05
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206723 | SOCIETE GENERALE SEC LLC TPR D TRI PARTY REPO DFR_ARP1DU2S8_3.750000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | TORONTO DOMINION SEC LLC TPR D TRI PARTY REPO DFR_ARP1DUUA6_3.840000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206723 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206723 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000206723 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206723 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000206723 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000206723 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.50%